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December 3, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  Centura Funds, Inc. (the "Corporation")
     File Nos: 33-75926/811-8384

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that for each of the Corporation's Equity Growth Fund, Equity Income Fund, Southeast Equity Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund (together, the "Funds") (i) the definitive Prospectus relating to Funds' Class A Shares and Class B Shares,
(ii) the definitive Prospectus relating to the Funds' Class C Shares and (iii) the Corporation's Statement of Additional Information, each dated August 28, 1997, as supplemented on November 25, 1997, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those contained in the Post Effective Amendment #9 to the Corporation's registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on November 25, 1997.

Please contact the undersigned at (614) 470-8619 or, in my absence, Jeanette Peplowski at (614) 470-8069 with any questions. Thank you.

Very truly yours,

/s/ ELLEN STOUTAMIRE

Ellen Stoutamire
Secretary
Centura Funds, Inc.

cc:  Curtis Barnes
     Olivia Adler, Esq.
     Jeanette Peplowski